Derivatives and Hedge Accounting Activities (Fair Value of Derivatives) (Detail) - USD ($) $ in Millions		Mar. 31, 2023		Dec. 31, 2022
Derivatives Fair Value [Line Items]
Derivative Asset, Current		$ 263		$ 1,019	[1]
Derivative Liabilities, Current		370		772	[2]
Derivative Asset, Current	[3]	264		1,137
Derivative Asset, Noncurrent	[4]	933		1,039
Derivatives Assets		1,197		2,176
Derivative Liabilities, Current	[5]	371		778
Derivative Liabilities, Noncurrent	[6]	518		626
Derivative Liabilities		889		1,404
Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current	[8]	91	[7]	765	[9]
Derivative Liabilities, Current	[10]	152		298	[11]
Derivative Asset, Current	[3]	91		765
Derivative Asset, Noncurrent	[4]	142		117
Derivatives Assets		233		882
Derivative Liabilities, Current	[5]	152		298
Derivative Liabilities, Noncurrent	[6]	184		158
Derivative Liabilities		336		456
Commodity Contract
Derivatives Fair Value [Line Items]
Derivative Asset, Current		157		532
Derivative Asset, Noncurrent		291		237
Derivative Liabilities, Current		309		700
Derivative Liabilities, Noncurrent		84		226
Commodity Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		79		264
Derivative Asset, Noncurrent		63		4
Derivative Liabilities, Current		145		290
Derivative Liabilities, Noncurrent		36		58
Interest Rate Contract
Derivatives Fair Value [Line Items]
Derivative Asset, Current		106		605
Derivative Asset, Noncurrent		642		802
Derivative Liabilities, Current		55		70
Derivative Liabilities, Noncurrent		348		307
Interest Rate Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		11		501
Derivative Asset, Noncurrent		79		113
Derivative Liabilities, Current				0
Derivative Liabilities, Noncurrent		62		7
Foreign currency exchange rate
Derivatives Fair Value [Line Items]
Derivative Asset, Current		1
Derivative Liabilities, Current		7		8
Derivative Liabilities, Noncurrent		86		93
Foreign currency exchange rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		1
Derivative Liabilities, Current		7		8
Derivative Liabilities, Noncurrent		86		93
Designated as Hedging Instrument
Derivatives Fair Value [Line Items]
Derivative Asset, Current	[3]	11		501
Derivative Asset, Noncurrent	[4]	79		113
Derivatives Assets		90		614
Derivative Liabilities, Noncurrent	[6]	62		7
Derivative Liabilities		62		7
Designated as Hedging Instrument | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current	[3]	11		501
Derivative Asset, Noncurrent	[4]	79		113
Derivatives Assets		90		614
Derivative Liabilities, Current	[5]			0
Derivative Liabilities, Noncurrent	[6]	62		7
Derivative Liabilities		62		7
Designated as Hedging Instrument | Commodity Contract
Derivatives Fair Value [Line Items]
Derivative Asset, Current				0
Derivative Asset, Noncurrent				0
Derivative Liabilities, Noncurrent				0
Designated as Hedging Instrument | Commodity Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current				0
Derivative Asset, Noncurrent				0
Derivative Liabilities, Current				0
Derivative Liabilities, Noncurrent				0
Designated as Hedging Instrument | Interest Rate Contract
Derivatives Fair Value [Line Items]
Derivative Asset, Current		11		501
Derivative Asset, Noncurrent		79		113
Derivative Liabilities, Noncurrent		62		7
Designated as Hedging Instrument | Interest Rate Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		11		501
Derivative Asset, Noncurrent		79		113
Derivative Liabilities, Current				0
Derivative Liabilities, Noncurrent		62		7
Designated as Hedging Instrument | Foreign currency exchange rate
Derivatives Fair Value [Line Items]
Derivative Liabilities, Noncurrent		0		0
Designated as Hedging Instrument | Foreign currency exchange rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities, Current				0
Derivative Liabilities, Noncurrent		0		0
Fair Value - Derivatives not under Hedge Accounting
Derivatives Fair Value [Line Items]
Derivative Asset, Current	[3]	253		636
Derivative Asset, Noncurrent	[4]	854		926
Derivatives Assets		1,107		1,562
Derivative Liabilities, Current	[5]	371		778
Derivative Liabilities, Noncurrent	[6]	456		619
Derivative Liabilities		827		1,397
Fair Value - Derivatives not under Hedge Accounting | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current	[3]	80		264
Derivative Asset, Noncurrent	[4]	63		4
Derivatives Assets		143		268
Derivative Liabilities, Current	[5]	152		298
Derivative Liabilities, Noncurrent	[6]	122		151
Derivative Liabilities		274		449
Fair Value - Derivatives not under Hedge Accounting | Commodity Contract
Derivatives Fair Value [Line Items]
Derivative Asset, Current		157		532
Derivative Asset, Noncurrent		291		237
Derivative Liabilities, Current		309		700
Derivative Liabilities, Noncurrent		84		226
Fair Value - Derivatives not under Hedge Accounting | Commodity Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		79		264
Derivative Asset, Noncurrent		63		4
Derivative Liabilities, Current		145		290
Derivative Liabilities, Noncurrent		36		58
Fair Value - Derivatives not under Hedge Accounting | Interest Rate Contract
Derivatives Fair Value [Line Items]
Derivative Asset, Current		95		104
Derivative Asset, Noncurrent		563		689
Derivative Liabilities, Current		55		70
Derivative Liabilities, Noncurrent		286		300
Fair Value - Derivatives not under Hedge Accounting | Interest Rate Contract | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		0		0
Derivative Asset, Noncurrent				0
Derivative Liabilities, Current				0
Derivative Liabilities, Noncurrent		0		0
Fair Value - Derivatives not under Hedge Accounting | Foreign currency exchange rate
Derivatives Fair Value [Line Items]
Derivative Asset, Current		1
Derivative Liabilities, Current		7		8
Derivative Liabilities, Noncurrent		86		93
Fair Value - Derivatives not under Hedge Accounting | Foreign currency exchange rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset, Current		1
Derivative Liabilities, Current		7		8
Derivative Liabilities, Noncurrent		$ 86		$ 93

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[3]	Includes $1 million and $118 million recorded in current assets held for sale in Dominion Energy's Consolidated Balance Sheets at March 31, 2023 and December 31, 2022, respectively.
[4]	Noncurrent derivative assets are presented in other deferred charges and other assets in the Companies’ Consolidated Balance Sheets, with the exception of $1 million recorded in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022.
[5]	Includes $1 million and $6 million recorded in current liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at March 31, 2023 and December 31, 2022, respectively.
[6]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in the Companies' Consolidated Balance Sheets, with the exception of $1 million recorded in noncurrent liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at both March 31, 2023 and December 31, 2022.
[7]	See Note 19 for amounts attributable to affiliates.
[8]	See Note 19 for amounts attributable to affiliates
[9]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.
[10]	See Note 19 for amounts attributable to affiliates
[11]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.